Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions	1 Months Ended
	May 31, 2022	Jul. 31, 2020	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	May 30, 2022 ZAR (R)	May 30, 2022 USD ($)
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R						R 2,500
Term of facility	Three years
R2.5 Billion Facility - Sustainability Linked | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						2.40%	2.40%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 400
Term of facility	Three years
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R						R 1,500
Term of facility	Six years, six months
R1.5 billion facility - Green Term Loan | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						2.65%	2.65%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 24
Term of facility					Four
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					3.20%
R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Term of facility				Four years
Maximum borrowing capacity - Matured | R				R 2,000
US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Term of facility			Three years
Maximum borrowing capacity - Matured			$ 400
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 100
Term loan | US$400 million facility - Sustainability Linked | SOFR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						2.85%	2.85%
Term loan | R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured | R				R 600
Term loan | R2 Billion Facility (Secured Loan) (matured) | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.90%
Term loan | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured			$ 200
Term loan | US$400 million facility secured loan (matured) | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.10%
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 300
Revolving credit facility | US$400 million facility - Sustainability Linked | SOFR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						2.70%	2.70%
Revolving credit facility | R2 Billion Facility (Secured Loan) (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured | R				R 1,400
Revolving credit facility | R2 Billion Facility (Secured Loan) (matured) | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.80%
Revolving credit facility | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity - Matured			$ 200
Revolving credit facility | US$400 million facility secured loan (matured) | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.90%
– 12 months | US$400 million facility secured loan (matured)
Disclosure of detailed information about borrowings [line items]
Extension term of facility		1 year